Revenue (Details) - Schedule of Accounts Receivable, Net - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Related Party [Member]
Schedule of Accounts Receivable and Contract Balances [Line Items]
Related party	$ 1,794
Other
Total	$ 1,794
Other Related Party [Member]
Schedule of Accounts Receivable and Contract Balances [Line Items]
Related party		$ 632
Other		64
Total		$ 696